Debt Debt, Revolving Credit Facility (Details) - Revolving Credit Facility	May 02, 2017 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,500,000,000
Potential maximum borrowing capacity	$ 2,250,000,000
Commitment fee percentage	0.15%
Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Eurocurrency Rate
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%